Note 9 - Intangible Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
9.	Intangible assets :

	Patents	License	Total
	$	$	$

Cost:
Balance at February 28, 2015	278	24,330	24,608
Additions	84	—	84
Balance at February 29, 2016, February 28, 2017 (Unaudited) and March 31, 2017	362	24,330	24,692
Additions	—	—	—
Balance at March 31, 2018	362	24,330	24,692

Accumulated amortization:
Balance at February 28, 2015	10	7,102	7,112
Amortization for the year	13	2,323	2,336
Impairment loss	339	—	339
Balance at February 29, 2016	362	9,425	9,787
Amortization for the twelve-month period (Unaudited)	—	2,323	2,323
Balance at February 28, 2017 (Unaudited)	362	11,748	12,110
Amortization for the one-month period (Unaudited)	—	194	194
Amortization for the thirteen-month period	—	2,517	2,517
Balance at March 31, 2017	362	11,942	12,304
Amortization for the year	—	2,323	2,323
Balance at March 31, 2018	362	14,265	14,627

Net carrying amounts:
February 28, 2017 (Unaudited)	—	12,582	12,582
March 31, 2017	—	12,388	12,388
March 31, 2018	—	10,065	10,065

Amortization expense and impairment loss for the period ended
March 31, 2018
and the
thirteen
-month and
one
-month periods ended
March 31, 2017,
and the
twelve
-month period ended
February
28,

2017
have been recorded in “research and development expenses” in the statements of earnings and comprehensive loss.